Exhibit 99.7 Schedule 3

QM ATR Data
Run Date - 02/03/2025 12:51:57 PM
Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Verified Safe Harbor	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	CDFI Indicator	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Borrower Residency Source	Co Borrower Foreign National Indicator	Co Borrower Residency Source	Residual Income to Qualify?	ATR/QM Residual Income
1446787	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX	No	No	xx	xx	9.05%	Self-Employed		Permanent Resident Alien				Yes	xx
1619405	XXXXXXXXXXXXXX	XXXXXXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX	No	No	xx	xx	9.35%	Self-Employed		US Citizen				Yes	xx